Derivatives - Pre-tax Gains and Losses (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Derivative [Line Items]
Gain (loss) realized on derivatives	$ 679
Unrealized (loss) gain on derivatives	(1,254)
Total (loss) gain recognized in income	(575)
Soybeans
Derivative [Line Items]
Gain (loss) realized on derivatives	211
Unrealized (loss) gain on derivatives	(30)
Total (loss) gain recognized in income	181
Soybean oil
Derivative [Line Items]
Gain (loss) realized on derivatives	1,148
Unrealized (loss) gain on derivatives	4
Total (loss) gain recognized in income	1,152
Soybean meal
Derivative [Line Items]
Gain (loss) realized on derivatives	(680)
Unrealized (loss) gain on derivatives	(1,228)
Total (loss) gain recognized in income	$ (1,908)